FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Jun. 30, 2022
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES [Abstract]
Credit Risk	The carrying amount of the Group's financial assets represents the maximum credit risk exposure, as represented below:

		2022	2021
	Note	US$	US$
Cash and cash equivalents	5	5,672,551	1,697,904
Trade and other receivables		22,540	341
Other financial assets		250,000	-
		5,945,091	1,698,245

Contractual Maturities of Financial Liabilities
The contractual maturities of financial liabilities, including estimated interest payments, are provided below. There are no netting arrangements in respect of financial liabilities.

	≤1 year	1-5 years	≥5 years	Total contractual cash flows	Carrying amount of liabilities
	US$	US$	US$	US$	US$
2022
Financial liabilities
Trade and other payables	1,899,348	-	-	1,899,348	1,899,348
Lease liabilities	167,619	421,142	-	588,761	506,573
Other loans and borrowings	7,811	31,242	4,556	43,609	36,457
	2,074,778	452,384	4,556	2,531,718	2,442,378
2021
Financial liabilities
Trade and other payables	544,842	-	-	544,842	544,842
Lease liabilities	115,067	461,903	-	576,970	475,652
	659,909	461,903	-	1,121,812	1,020,494

Interest-Bearing Financial Instruments
At the reporting date, the interest rate profile of the Group’s interest-bearing financial instruments was:

		2022	2021
	Note	US$	US$
Interest-bearing financial instruments
Cash at bank and on hand	5	5,672,551	1,697,904
		5,672,551	1,697,904

Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial Instruments Denominated in Currencies Other Than Functional Currency
At the reporting date, the Group’s exposure to financial instruments denominated in currencies other than the functional currency of the group entity:

Assets and liabilities denominated in currencies other than the functional currency of the group entity	2022 US$ Equivalent	2021 US$ Equivalent
Financial assets
Cash and cash equivalents	2,040,266	-
Financial liabilities
Trade and other payables	(438,282)	-
Net exposure	1,601,984	-

Interest Rate Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis	This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Profit or loss		Equity
	+0.5% US$	-0.5% US$	+0.5% US$	-0.5% US$
2022
Cash and cash equivalents	28,363	(28,363)	28,363	(28,363)
2021
Cash and cash equivalents	8,490	(8,490)	8,490	(8,490)

Foreign Currency Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis	This analysis assumes that all other variables remain constant.
	Profit or loss		Equity
	+10% US$	-10% US$	+10% US$	-10% US$
2022
Group	160,198	(160,198)	160,198	(160,198)
2021
Group	-	-	-	-